Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Schedule of Assets that are Measured at Fair Value on a Recurring Basis	The following table sets forth the Company’s financial assets and liabilities that are measured at fair value, on a recurring basis (in thousands):
	As of March 31, 2024
	Level 1	Level 2	Level 3	Total
Financial Liabilities
Carlyle warrants	$—	$—	$3,086	$3,086
Public warrants	437	—	—	437
Private placement warrants	—	318	—	318
Working capital warrants	—	36	—	36
Replacement warrants	—	—	5	5
Forward purchase agreement liabilities	—	—	9,409	9,409
SAFE Agreements	—	—	5,000	5,000
Total	$437	$354	$17,500	$18,291
	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial Liabilities
Carlyle warrants	$—	$—	$9,515	$9,515
Public warrants	167	—	—	167
Private placement warrants	—	122	—	122
Working capital warrants	—	14	—	14
Replacement warrants	—	—	1,310	1,310
Forward purchase agreement liabilities	—	—	3,831	3,831
Total	$167	$136	$14,656	$14,959
The following table sets forth the Company’s financial assets and liabilities that were measured at fair value, on a recurring basis (in thousands):
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial Liabilities
Carlyle warrants	$—	$—	$9,515	$9,515
Public warrants	167	—	—	167
Private placement warrants	—	122	—	122
Working capital warrants	—	14	—	14
Replacement warrants	—	—	1,310	1,310
Forward purchase agreement liabilities	—	—	3,831	3,831
Total	$167	$136	$14,656	$14,959
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial Liabilities
Redeemable convertible preferred stock warrant liability	$—	$—	$14,152	$14,152
Total	$—	$—	$14,152	$14,152

Schedule of Warrants Based on a Black Scholes Option Pricing Method	The Company valued the warrants based on a Black-Scholes Option Pricing Method, which included the following inputs:
	March 31, 2024	December 31, 2023
Expected term	7.0 years	7.0 years
Expected volatility	77.0%	77.0%
Risk-free interest rate	3.92%	3.92%
Expected dividend yield	0.0%	0.0%
	March 31, 2024	December 31, 2023
Expected term	0.08 years	0.3 years
Expected volatility	78.5%	78.5%
Risk-free interest rate	5.49%	5.4%
Expected dividend yield	0.0%	0.0%
The Company valued the warrants based on a Black-Scholes Option Pricing Method, which included the following inputs:
	December 31,
	2023	2022
Expected term	7.0 years	—
Expected volatility	77.0%	—
Risk-free interest rate	3.92%	—
Expected dividend yield	0.0%	—

Series B Redeemable Convertible Preferred Stock Warrant
	December 31,
	2023	2022
Expected term	—	3.1 years
Expected volatility	—	72.5%
Risk-free interest rate	—	4.2%
Expected dividend yield	—	0.0%
Series C Redeemable Convertible Preferred Stock Warrant
	December 31,
	2023	2022
Expected term	—	3.6 years
Expected volatility	—	72.5%
Risk-free interest rate	—	4.0%
Expected dividend yield	—	0.0%

Series D-7 Redeemable Convertible Preferred Stock Warrant
	December 31,
	2023	2022
Expected term	0.3 years	1.5 years
Expected volatility	78.5%	78.5%
Risk-free interest rate	5.4%	4.7%
Expected dividend yield	0.0%	0.0%

Schedule of Expected Volatility is Determined Based on the Historical Equity Volatility	The FPA liabilities are measured at fair value on a recurring basis using a Monte Carlo simulation analysis. The expected volatility is determined based on the historical equity volatility of comparable companies over a period that matches the simulation period, which included the following inputs:
	March 31, 2024	December 31, 2023
Common stock trading price	$0.59	$1.66
Simulation period	1.30 years	1.55 years
Risk-free interest rate	4.90%	4.48%
Volatility	112.0%	95.0%
The FPA liabilities are measured at fair value on a recurring basis using a Monte Carlo simulation analysis. The expected volatility is determined based on the historical equity volatility of comparable companies over a period that matches the simulation period, which included the following inputs:
	December 31,
	2023	2022
Common stock trading price	$1.66	$—
Simulation period	1.55 years	—
Risk-free rate	4.48%	—
Volatility	95.0%	—